Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs (Detail) - Regulatory Assets [Member] - CAD
CAD in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Prior service cost		CAD 2
Actuarial loss	CAD 96	119
Net periodic benefit costs to be amortized from regulatory assets	96	121
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss	8	10
Net periodic benefit costs to be amortized from regulatory assets	CAD 8	CAD 10